U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions at end of Form before preparing Form.
Please print or type.
1.	Name and address of issuer:
SSgA Funds
1301 Second Ave.
Seattle, WA 98101
2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer; check the box but do not list series or classes):
SSgA Money Market Fund
SSgA US Government Money Market Fund
SSgA S&P 500 Index Fund
SSgA Small Cap Fund
SSgA Disciplined Equity Fund
SSgA Bond Market Fund
SSgA Emerging Markets Fund
SSgA US Treasury Money Market Fund
SSgA Intermediate Fund
SSgA Prime Money Market Fund
SSgA Tax Free Money Market Fund
SSgA International Stock Selection Fund
SSgA Life Solutions Balanced Fund
SSgA Life Solutions Growth Fund
SSgA Life Solutions Income and Growth Fund
SSgA Tuckerman Active REIT Fund
SSgA High Yield Bond Fund
SSgA IAM SHARES Fund
SSgA Directional Core Equity
SSgA Enhanced Small Cap Fund

3.	Investment Company Act File Number: 811-5430

Securities Act File Number: 33-19229

4(a).	Last day of fiscal year for which this Form is filed:
08/31/2011
4(b).	☐	Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year).
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐	Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$283,792,039,607.98

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$286,177,118,683.97

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		$286,177,118,683.97

(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0

(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)		$(2,385,079,075.99)

(vii)	Multiplier for determining registration fee (See Instruction C.9):		X .0001146

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		$0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: Not Applicable. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is field that are available for use by the issuer in future fiscal years, then state that number here: _Not Applicable_.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):
+$ Æ
8.	Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]: $0
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: N/A

CIK: 0000826686

Method of Delivery:
☐ Wire transfer
☐ Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark E. Swanson, Treasurer & Principal Financial Officer
Dated:  Novermber 22, 2011

*	Please print the name and title of the signing officer below the signature.